Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class

	As of December 31, 2017
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$152,135	$(135,177)	$(11,275)	$5,683
Operating rights for licensed games	34,296	(17,882)	(10,924)	5,490
Domain names and trademarks	33,630	(11,144)	(13,279)	9,207
Computer software	17,413	(15,401)	0	2,012
Developed technologies	19,300	(5,020)	(14,089)	191
Others	25,051	(15,189)	(9,385)	477

Total	$281,825	$(199,813)	$(58,952)	$23,060

	As of December 31, 2018
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$177,307	$(156,198)	$(18,556)	$2,553
Operating rights for licensed games	46,328	(22,299)	(11,806)	12,223
Domain names and trademarks	28,536	(11,124)	(9,823)	7,589
Computer software	15,671	(14,022)	0	1,649
Developed technologies	8,902	(1,463)	(7,439)	0
Others	7,204	(4,407)	(2,693)	104

Total	$283,948	$(209,513)	$(50,317)	$24,118

Expected amortization expense

For the year ending December 31,	(in thousands)
2019	8,452
2020	6,526
2021	3,007
2022	1,101
2023	963
Thereafter	4,069

Total expected amortization expense	$24,118